PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 29, 2019	Dec. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment			10 years
Reduction in depreciation property, plant and equipment		$ 8.5
Contractual purchase obligations outstanding		0.0	$ 24.8
Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in depreciation property, plant and equipment	$ 17.0
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in depreciation property, plant and equipment		$ 1.0
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment		15 years
Maximum | Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment		20 years